Capital Management (Schedule of Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Management [abstract]
Shareholders' equity	$ 23,496	$ 10,382	$ 20,248
Operating borrowings	1,200	2,111
Long-term debt and repayable government contributions	11,284	12,043
Total	35,980	24,536
Less Cash and cash equivalents and restricted cash	22,414	11,278
Total capital employed	$ 13,566	$ 13,258